SUBSEQUENT EVENTS (Details)		2 Months Ended	6 Months Ended
	Aug. 30, 2021 $ / shares	Sep. 10, 2021 USD ($) Building	Jun. 30, 2021 USD ($) Building	Jun. 30, 2020 USD ($)	Sep. 29, 2021 USD ($)	Jul. 28, 2021 Vessel	Oct. 16, 2020 USD ($)
Dividends [Abstract]
Payment for commitments			$ 865,000	$ 0
Number of new buildings | Building			2
At-the-market Offering of Common Stock			$ 60,000,000
Maximum [Member]
Dividends [Abstract]
At-the-market Offering of Common Stock							$ 60,000,000
Subsequent Event [Member]
Dividends [Abstract]
Dividend declared (in dollars per share) | $ / shares	$ 0.01
Dividend declare date	Aug. 30, 2021
Dividend paid date	Oct. 14, 2021
Payment for commitments		$ 11,000,000.0
Number of new buildings | Building		2
At-the-market Offering of Common Stock					$ 60,000,000
Subsequent Event [Member] | Vessels Built in 2000 and 2002 [Member]
Vessels [Abstract]
Number of vessels to be sold | Vessel						1
Subsequent Event [Member] | Minimum [Member] | Vessels Built in 2000 and 2002 [Member]
Vessels [Abstract]
Number of vessels intended to be disposed of | Vessel						2
Subsequent Event [Member] | Maximum [Member]
Dividends [Abstract]
At-the-market Offering of Common Stock					$ 60,000,000